Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
Note 1 Organization and Nature of Operations

Respect Your Universe, Inc. ("the Company") was incorporated in the State of Nevada on November 21, 2008 to design, commercialize and market a line of premium athletic apparel.
Note 1 Organization and Nature of Operations Respect Your Universe, Inc. ("the Company") was incorporated in the State of Nevada on November 21, 2008 to market a line of athletic apparel.